Treasury shares - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Treasury shares transaction [line items]
Percentage of called up share capital	0.40%	0.40%
Treasury shares held, par value	£ 25	£ 25
Treasury shares, nominal value	£ 0.8	£ 0.8
Treasury shares, market value	£ 21.0	£ 30.0
Treasury shares [member]
Treasury shares transaction [line items]
Treasury shares held, par value	£ 0.25